UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

The Advisors’ Inner Circle Fund

HAMLIN HIGH DIVIDEND EQUITY FUND

Semi-Annual Report	June 30, 2018

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-HHD-FUND; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

Dear Shareholders:

Performance & Portfolio Changes

The Hamlin High Dividend Equity Fund Institutional Class (the “Fund”) returned 1.12% for the second quarter of 2018, trailing the S&P 500 Index’s 3.43% total return. Stocks celebrated strong Q1 corporate earnings performance, digesting another Federal Reserve rate hike and trade policy uncertainty. At the half year mark, the Fund has returned -1.13% versus the S&P 500 Index’s 2.65% total return. Value stocks were out of favor. Our year-to-date return is more in line with the Russell 3000 Value Index’s 1.16% decline and the Lipper Equity Income Index’s -0.83% return. Please remember that we do not select securities to align with any index’s sector weightings or holdings. We aim to construct a quality portfolio with high current income. Our goal is to preserve our individual clients’ lifestyles and help our institutional clients meet their objectives while protecting against inflation with future dividend increases and long term capital appreciation.

Within the portfolio, relative sector contributors to performance this quarter were Financials, Industrials, and Energy. Relative sector detractors were Technology, Telecom, and Consumer Staples. The largest individual stock performance contributors were Royal Dutch Shell, Enterprise Products Partners, American Eagle Outfitters, Extended Stay America and General Motors. The weakest performers were Philip Morris International, AT&T, International Business Machines, First American Financial and EQT Midstream Partners. During the quarter, we initiated positions in Procter & Gamble, Williams Companies, and Verizon which offered a combined average yield of 4.5% on our cost, meaningfully above the S&P 500 Index’s 1.9% yield as of June 30, 2018. We sold Nielsen Holdings, Spectra Energy Partners, Vodafone Group, EQT Midstream Partners, Westrock, and Ryman Hospitality during the quarter.

Outlook

It remains quite possible that we have seen the highs for the market this year. Our best guess is a broad range. An incremental 14% sell-off to 2337 is possible were investors to contemplate an earnings plateau, perhaps anticipating a recession in late 2019. The narrative might revolve around an inverting yield curve, Federal Reserve quantitative tightening, an European Central Bank (ECB) taper, and corporate margin pressure with higher wages and incremental tariffs. Should recession fears spread, stocks could easily trade at the fifteen-year average Price to Earnings (PE) ratio of 14.8 times the 2018 consensus estimate of $156/share in earnings, an elegant 20% correction from the January 26 high of 2873.

Conversely, an 8% rally to 2935 is possible were we to maintain the current 17x NTM PE on next year’s optimistic $170/share consensus estimate. While a 17x PE may seem high to some, Goldilocks reasoning — not too hot, not too cold — could prevail should investors anticipate an end to Federal Reserve rate hikes in late 2019 and a 3.25%-ish cap on 10-year Treasury yields. While a near-term bounce could occur as strong earnings and prospects for trade negotiation with China confront today’s attractive multiples, meaningful progress appears unlikely before late October. In the meantime we face the combination of a tougher seasonal period for equities1 and warranted November congressional election jitters2.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

Taking into account these possible outcomes, it weighs on our minds that we are in the midst of the second longest bull market at 3400 days. Only in the period of 1987-2000 did the S&P 500 go this long without a 20% correction. If the market finishes positive this year, it will be the 10th straight year of positive returns, a feat never before accomplished (2015 eked out a 1.4% return when you include dividends). We know a more significant sell off is in our future, and we should all prepare to welcome the eventual episode of value restoration.

While ever mindful of the macro-economic investment climate, we spend most of our time on security-specific research. Recall that Hamlin stocks should provide a compensatory cash return, and they should be managed by executives who demonstrate a commitment to increase future dividend payouts. We invest primarily in businesses with high dividend yields, manageable debt loads, attractive returns on equity, and ample free cash flow-to-dividend coverage ratios. We still believe that miniscule money market interest rates are confounding income-hungry retirees. We think that aging Americans and their investment advisors will favor the very same high-income stocks that we are purchasing for the mutual fund, particularly given the sector’s current tax advantage.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Mutual fund investing involves risk, including possible loss of principal. A company may reduce or eliminate its dividend, causing losses to the fund. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, differences in generally accepted accounting principles, or from social, economic, or political instability in other nations. There is no guarantee the Fund will achieve its stated objectives.

1

According to Stifel analyst Barry Bannister, an initial lump-sum of $10,000 in the year 1945 that was subsequently invested only in the 6 months November to April each year is now worth 37x more than if that initial $10,000 in 1945 had been invested only in the other 6 months, May to October. Please note that past performance does not guarantee future results.

2

According to PolitiFact, nearly all Presidents lose Congressional seats during the midterm elections. Since the Roosevelt era, the President’s party has gained seats in the House and Senate during the midterm elections only twice – in 1934 and 2002.

Definition of the Comparative Index

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

NTM: Next twelve months (NTM) refers to any financial measure such as revenue, EBITDA, or net income that is being forecasted for the immediate next twelve months from the current date.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

Free cash flow-to-dividend coverage ratio: measures the relationship of net operating cash flow less capital expenditure to the cash required to pay a company’s dividend, and is a measure of the ability of the company to sustain its dividend payment.

P/E: The Price-to-Earnings Ratio or P/E ratio is a ratio for valuing a company that measures its current share price relative to its per-share earnings. The price-earnings ratio can be calculated as: Market Value per Share / Earnings per Share

Lipper Equity Income Fund Index consists of funds that seek relatively high current income and growth of income through investing 65% or more of their portfolio.

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged and don not include the effect of fees. One cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%
	Shares	Value
Consumer Discretionary — 19.6%
American Eagle Outfitters	691,450	$16,076,213
Cinemark Holdings	604,265	21,197,616
Extended Stay America	1,393,845	30,120,990
General Motors	726,805	28,636,117
Interpublic Group	780,895	18,304,179
MDC Holdings	556,301	17,117,382
Target	281,050	21,393,526

		152,846,023

Consumer Staples — 9.0%
British American Tobacco ADR	321,255	16,207,315
Flowers Foods	946,235	19,710,075
Philip Morris International	197,190	15,921,120
Procter & Gamble	238,535	18,620,042

		70,458,552

Energy — 15.2%
Chevron	111,770	14,131,081
Dorchester Minerals LP (A)	235,903	4,859,602
Enterprise Products Partners (A)	1,168,085	32,320,912
Exxon Mobil	252,115	20,857,474
Royal Dutch Shell ADR, Cl B	309,610	22,493,166

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Energy— continued
Williams	876,305	$23,756,629

		118,418,864

Financials — 7.6%
First American Financial	339,635	17,565,922
FNB	1,783,334	23,932,343
Old Republic International	885,533	17,630,962

		59,129,227

Health Care — 9.0%
AbbVie	169,135	15,670,358
Pfizer	840,325	30,486,991
Sanofi ADR	607,565	24,308,675

		70,466,024

Industrials — 5.5%
ABB ADR	1,122,075	24,427,573
Eaton	249,280	18,631,187

		43,058,760

Information Technology — 12.1%
Cisco Systems	627,110	26,984,543
Intel	313,105	15,564,450
International Business Machines	189,750	26,508,075
QUALCOMM	446,745	25,071,329

		94,128,397

Real Estate — 4.6%
National Health Investors ‡	187,475	13,813,158
Weyerhaeuser ‡	615,858	22,454,183

		36,267,341

Telecommunication Services — 10.2%
AT&T	976,520	31,356,057
BCE	567,080	22,961,069
Verizon Communications	500,270	25,168,584

		79,485,710

TOTAL COMMON STOCK (Cost $652,895,956)		724,258,898

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

SHORT-TERM INVESTMENT(B) — 8.0%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 1.660% (Cost $62,843,354)	62,843,354	$62,843,354

TOTAL INVESTMENTS— 100.8% (Cost $715,739,310)		$787,102,252

Percentages are based on Net Assets of $780,671,813.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At June 30, 2018, these securities amounted to $37,180,514 or 4.8% of net assets.
(B)	The reporting rate is the 7-day effective yield as of June 30, 2018.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As June 30, 2018, all of the Fund’s investments were Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $715,739,310)	$787,102,252
Dividends Receivable	982,960
Receivable for Capital Shares Sold	774,716
Reclaim receivable	410,020
Prepaid Expenses	30,534

Total Assets	789,300,482

Liabilities:
Payable for Investment Securities Purchased	4,275,711
Payable for Capital Shares Redeemed	2,037,231
Income Distributions Payable	1,622,598
Payable due to Adviser	534,863
Payable due to Administrator	73,512
Shareholder Servicing Fees Payable (Investor Class Shares)	6,727
Distribution Fees Payable (Investor Class Shares)	3,139
Chief Compliance Officer Fees Payable	1,600
Payable due to Trustees	129
Other Accrued Expenses and Other Payables	73,159

Total Liabilities	8,628,669

Net Assets	$780,671,813

Net Assets Consist of:
Paid-in Capital	$677,368,882
Undistributed Net Investment Income	1,403,136
Accumulated Net Realized Gain on Investments	30,536,853
Net Unrealized Appreciation on Investments	71,362,942

Net Assets	$780,671,813

Outstanding Shares of Beneficial Interest Institutional Class Shares (unlimited authorization — no par value)	33,701,541

Outstanding Shares of Beneficial Interest Investor Class Shares (unlimited authorization — no par value)	525,158

Net Asset Value, Offering and Redemption Price Per Share* Institutional Class Shares ($768,675,413 ÷ 33,701,541 shares)	$22.81

Net Asset Value, Offering and Redemption Price Per Share* Investor Class Shares ($11,996,400 ÷ 525,158 shares)	$22.84

*	Redemption price per share may vary depending on the length of time Shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
FOR THE SIX MONTHS ENDED
JUNE 30, 2018 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$17,160,396
Less: Foreign Taxes Withheld	(347,615)

Total Investment Income	16,812,781

Expenses:
Investment Advisory Fees	4,202,970
Administration Fees	469,886
Distribution Fees (Investor Class Shares)	17,158
Shareholder Servicing Fees (Investor Class Shares)	10,295
Trustees’ Fees	7,767
Chief Compliance Officer Fees	2,897
Transfer Agent Fees	174,084
Registration and Filing Fees	35,166
Custodian Fees	17,698
Printing Fees	15,852
Legal Fees	15,369
Audit Fees	11,499
Interest Expense	4,486
Other Expenses	25,060

Total Expenses	5,010,187

Less:
Waiver of Investment Advisory Fees	(743,807)
Fees Paid Indirectly — (See Note 4)	(31,413)

Net Expenses	4,234,967

Net Investment Income	12,577,814

Net Realized Gain on Investments	30,145,734
Net Change in Unrealized Appreciation (Depreciation) on Investments	(52,045,658)

Net Realized and Unrealized Loss on Investments	(21,899,924)

Net Decrease in Net Assets Resulting from Operations	$(9,322,110)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$12,577,814	$17,296,391
Net Realized Gain on Investments	30,145,734	24,235,019
Net Change in Unrealized Appreciation (Depreciation) on Investments	(52,045,658)	64,171,959

Net Increase (Decrease) in Net Assets Resulting From Operations	(9,322,110)	105,703,369

Dividends and Distributions:
Dividends from Net Investment Income:
Institutional Class Shares	(12,511,901)	(18,266,897)
Investor Class Shares	(167,637)	(312,808)
Distributions from Net Realized Gains:
Institutional Class Shares	–	(6,439,950)
Investor Class Shares	–	(119,136)
Return of Capital:
Institutional Class Shares	–	(140,634)
Investor Class Shares	–	(2,408)

Total Dividends and Distributions	(12,679,538)	(25,281,833)

Capital Share Transactions:(1)
Institutional Class Shares:
Issued	75,738,473	472,460,396
Reinvestment of Distributions	10,889,746	22,081,321
Redemption Fees - Note 2	167	13,451
Redeemed	(171,004,713)	(161,161,176)

Increase (Decrease) in Net Assets From Institutional Class Shares Transactions	(84,376,327)	333,393,992

Investor Class Shares:
Issued	1,478,204	3,716,690
Reinvestment of Distributions	167,194	433,545
Redeemed	(5,590,393)	(6,715,026)

Decrease in Net Assets From Investor Class Shares Transactions	(3,944,995)	(2,564,791)

Net Increase (Decrease) in Net Assets From Share Transactions	(88,321,322)	330,829,201

Total Increase (Decrease) in Net Assets	(110,322,970)	411,250,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Net Assets:
Beginning of Period	890,994,783	479,744,046

End of Period (including undistributed net investment income of $1,403,136 and $1,504,860, respectively)	$780,671,813	$ 890,994,783

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios
		For a Share Outstanding Throughout The Period
	Six Months	Years Ended December 31,
	Ended June 30, 2018
Institutional Class Shares	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.45	$21.04	$18.80	$20.38	$19.57	$15.40

Income (Loss) from Investment Operations:
Net Investment Income*	0.35	0.49	0.57	0.56	0.67	0.55
Net Realized and Unrealized Gain (Loss)	(0.61)	2.60	2.24	(1.56)	1.66	4.48

Total from Investment Operations	(0.26)	3.09	2.81	(1.00)	2.33	5.03

Dividends and Distributions:
Net Investment Income	(0.38)	(0.50)	(0.51)	(0.52)	(0.55)	(0.39)
Net Realized Gains	—	(0.18)	—	—	(0.97)	(0.47)
Return of Capital	—	0.00(1)	(0.06)	(0.06)	—	—

Total Dividends and Distributions	(0.38)	(0.68)	(0.57)	(0.58)	(1.52)	(0.86)

Redemption Fees*	0.00(1)	0.00(1)	0.00(1)	—	—	0.00(1)

Net Asset Value, End of Period	$22.81	$23.45	$21.04	$18.80	$20.38	$19.57

Total Return†	(1.13)%	14.81%	15.06%	(5.02)%	11.83%	32.89%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$768,676	$874,742	$462,664	$410,965	$367,849	$192,784
Ratio of Expenses to Average Net Assets	1.00%††	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.18%††	1.18%	1.19%	1.18%	1.20%	1.31%
Ratio of Net Investment Income to Average Net Assets	3.00%††	2.22%	2.84%	2.76%	3.20%	2.80%
Portfolio Turnover Rate	32%ˆ	41%	42%	44%	40%	35%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
ˆ	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Amount represents less than $.01 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios
		For a Share Outstanding Throughout The Period
	Six Months	Years Ended December 31,
	Ended June 30, 2018
Investor Class Shares	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.48	$21.07	$18.83	$20.40	$19.53	$15.38

Income (Loss) from Investment Operations:
Net Investment Income*	0.30	0.41	0.49	0.47	0.51	0.46
Net Realized and Unrealized Gain (Loss)	(0.62)	2.59	2.25	(1.56)	1.70	4.47

Total from Investment Operations	(0.32)	3.00	2.74	(1.09)	2.21	4.93

Dividends and Distributions:
Net Investment Income	(0.32)	(0.41)	(0.44)	(0.42)	(0.37)	(0.31)
Net Realized Gains	—	(0.18)	—	—	(0.97)	(0.47)
Return of Capital	—	0.00(1)	(0.06)	(0.06)	—	—

Total Dividends and Distributions	(0.32)	(0.59)	(0.50)	(0.48)	(1.34)	(0.78)

Redemption Fees*	—	—	0.00(1)	—	—	—

Net Asset Value, End of Period	$22.84	$23.48	$21.07	$18.83	$20.40	$19.53

Total Return†	(1.35)%	14.33%	14.62%	(5.40)%	11.25%	32.24%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,996	$16,253	$17,080	$15,654	$17,895	$19,905
Ratio of Expenses to Average Net Assets	1.40%††	1.40%	1.38%	1.43%	1.50%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.58%††	1.58%	1.56%	1.61%	1.70%	1.81%
Ratio of Net Investment Income to Average Net Assets	2.60%††	1.84%	2.47%	2.32%	2.46%	2.30%
Portfolio Turnover Rate	32%ˆ	41%	42%	44%	40%	35%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
ˆ	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Amount represents less than $.01 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Hamlin High Dividend Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek high current income and long-term capital gain. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2018, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended June 30, 2018, the Fund did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Return of Capital Estimates — Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of income and

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Fund’s shares.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income semi-annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 7 days. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital. For the period ended June 30, 2018, and year ended December 31, 2017, the Fund retained fees of $167 and $13,451. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2018, the Fund was charged $469,886 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. For the period ended June 30, 2018, the Fund’s Investor Class Shares incurred $17,158 of distribution fees, an effective rate of 0.25%.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended June 30, 2018, the Fund’s Investor Class Shares incurred $10,295 of shareholder servicing fees, an effective rate of 0.15%.

MUFG Union Bank, N.A. serves as Custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended June 30, 2018, the Fund earned cash management credits of $31,413 which

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Hamlin Capital Management, LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund’s Institutional Class Shares’ average daily net assets until April 30, 2019. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Investor Class Shares’ total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund’s Investor Class Shares’ average daily net assets until April 30, 2019. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2019. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

As of June 30, 2018, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until June 30:	Amount
06/30/2015 – 06/30/2016	2019	$841,848
06/30/2016 – 06/30/2017	2020	1,049,001
06/30/2017 – 06/30/2018	2021	1,539,933
		$3,430,782

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

During the period ended June 30, 2018 there has been no recoupment of previously waived and reimbursed fees.

6.	Share Transactions

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Share Transactions:
Institutional Class Shares
Issued	3,227,626	21,573,620
Reinvestment of Distributions	477,417	968,068
Redeemed	(7,298,339)	(7,231,861)

Net Institutional Class Shares Capital Share Transactions	(3,593,296)	15,309,827

Investor Class Shares
Issued	63,099	169,922
Reinvestment of Distributions	7,320	19,070
Redeemed	(237,318)	(307,477)

Net Investor Class Shares Capital Share Transactions	(166,899)	(118,485)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(3,760,195)	15,191,342

7.	Investment Transactions:

For the period ended June 30, 2018, the Fund made purchases of $245,279,720 and sales of $322,008,346 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss),

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended December 31, 2017 and December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

2017	$15,996,878	$9,141,913	$143,042	$25,281,833
2016	11,547,636	-	1,308,913	12,856,549

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$125,304,579

Total Distributable Earnings	$125,304,579

During the year ended December 31, 2017, the Fund utilized $14,952,360 of capital loss carry forwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$715,739,310	$92,826,009	$(21,463,067)	$71,362,942

9.	Concentration of Risks:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

Dividend Paying Stocks Risk – The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Value Stock Risk – The Fund pursues a value approach to investing. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

MLP Risk – MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

10.	Line of Credit:

The Fund entered into an amended and restated agreement on June 20, 2018, which enables it to participate in a $35 million uncommitted revolving line of credit with the Custodian. The agreement is set to expire on June 20, 2019. The proceeds from the borrowings shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Fund based on borrowings during the period at the Custodian’s current reference rate. This fee is included as “Interest Expense” on the Statement of Operations. As of June 30, 2018, there were no borrowings outstanding.

11.	Other:

At June 30, 2018, 28% of Institutional Class Shares total shares outstanding were held by two record shareholders and 72% of Investor Class Shares total shares outstanding were also held by two record shareholders each owning 10% or greater

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2018 to June 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5%return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Hamlin High Dividend Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$988.70	1.00%	$4.93
Investor Class Shares	1,000.00	986.50	1.40	6.90

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.00%	$5.01
Investor Class Shares	1,000.00	1,017.85	1.40	7.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
JUNE 30, 2018 (Unaudited)

SHAREHOLDER VOTING RESULTS

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld

Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%

N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56%	3.44%

Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55%	4.45%

Mitchell A. Johnson	1,260,036,047	78,764,480	94.12%	5.88%

Betty L. Krikorian	1,278,672,397	60,128,130	95.51%	4.49%

Bruce Speca	1,279,095,054	59,705,473	95.54%	4.46%

George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61%	5.39%

Tracie E. Ahern	1,298,017,704	40,782,823	96.95%	3.05%

Hamlin High Dividend Equity Fund

PO Box 219009

Kansas City, MO 64121-9009

1-855-HHD-FUND

Adviser:

Hamlin Capital Management, LLC

640 Fifth Avenue, 6th Floor

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund.

HCM-SA-001-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 6, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 6, 2018